Label	Element	Value
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Short Duration Impact Bond Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Restated to reflect estimates for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:

Nuveen Short Duration Impact Bond Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 702
Nuveen Short Duration Impact Bond Fund | Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 883
Nuveen Short Duration Impact Bond Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,308
Nuveen Short Duration Impact Bond Fund | Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	415
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,003
Nuveen Short Duration Impact Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	289
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 726

[1]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[2]	Restated to reflect estimates for the current fiscal year.